Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2012 Advance_LoansRates	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 28, 2012 Agreement	Sep. 13, 2012 Agreement	Sep. 12, 2012 Agreement	Aug. 01, 2012 Agreement	May 01, 2012 Agreement	Mar. 05, 2012 Agreement
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Cash raised from initial public offering	$ 236,034,000	$ 184,300,000	$ 300,000		$ 422,783,000			$ 300,000
Cash used to acquire certain assets	149,798,000				149,798,000				238,124,000	202,549,000	236,034,000		103,826,000	149,798,000
Number of pooling and servicing agreement									191	182	182	18	14	116
Unpaid principal balance on servicing agreements									6,700,000,000	21,100,000,000	21,100,000,000	2,100,000,000	2,900,000,000	15,200,000,000
Purchase price on initial mortgage servicing rights														138,792,000
Percentage of servicing fee					0.12
Percentage of advance ratio exceeds at predetermined level					6.50%
Number of advance loan rate types					6
Organization costs					123,000	82,000
Incremental organization costs				38,000
Deferred tax assets	0				0
Deferred tax liabilities	0				0
Legal and other professional fees paid							$ 2,777,057
Minimum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower					1 day
Remitted on mortgage loan payments to the securitization					18 days
Maximum
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Due on mortgage loan payments from the borrower					15 days
Remitted on mortgage loan payments to the securitization					24 days